Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Ordinary Shares, par value	$ 0.01	$ 0.01
Ordinary Shares, Authorized	500,000,000	500,000,000
Ordinary Shares, Issued	143,162,000	141,311,000
Ordinary Shares, outstanding	143,162,000	141,311,000